Purchase Commitments and Minimum Rental Commitments Under Non-Cancelable Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014
Commitment And Contingencies [Line Items]
Purchase commitments, 2015	$ 9,035
Purchase commitments, 2016	2,244
Minimum rental commitments, 2015	834
Minimum rental commitments, 2016	638
Minimum rental commitments, 2017	577
Minimum rental commitments, 2018	548
Minimum rental commitments, 2019	$ 548